INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 16, 2007	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Composition of income tax expenses
Continuing operations, current income (expense)/tax benefit		¥ (326)		¥ (33)			¥ 876	¥ (2,751)
Continuing operations, deferred income tax expense							1,678	1,107
Continuing operations, income tax expense, total		(326)		(33)	$ (5)		2,554	(1,644)
Discontinued operations, - Current income tax expense							(2,992)	(12,941)
Total income tax expense		¥ (326)		¥ (33)			¥ (438)	¥ (14,585)
China
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)				16.50%	16.50%
Youxinpai (Beijing) Information Technology Co., Ltd | China
Composition of income tax expenses
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | China
Composition of income tax expenses
Reduction in preferential tax rate during subsequent three years (as a percent)		50.00%					50.00%	50.00%
PRC subsidiaries, VIE's and VIE's subsidiaries
Composition of income tax expenses
Net operating loss carries forwards				¥ 4,156,900
PRC subsidiaries, VIE's and VIE's subsidiaries | China
Composition of income tax expenses
Enterprise income tax rate (as a percent)				25.00%	25.00%
Preferential tax rate (as a percent)		25.00%					25.00%	25.00%